Label	Element	Value
Hennessy Equity and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Equity and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest approximately 60% of its assets in equity securities and approximately 40% of its assets in fixed income securities, but this allocation mix may change over time based on the Investment Manager’s view of economic conditions and underlying security values.

The Fund invests primarily in the securities of companies listed on U.S. national securities exchanges, including common stock, preferred stock, convertible securities, and high-quality corporate, agency, and government bonds.  The Fund may also invest in mortgage-backed and asset-backed securities and in foreign securities, including American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  The Fund invests without regard to market capitalization.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects.  In choosing which securities to purchase, the equity Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.  Generally, the equity Portfolio Managers may choose to sell a position if it begins to have a significant negative effect on total portfolio value, if they believe it has reached an excessive valuation level, when the company’s fundamentals deteriorate, or when a more attractive candidate is identified through the screening process.

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest up to 10% of the Fund’s assets in high-yield bonds (commonly known as “junk bonds”).

The fixed income Portfolio Managers continuously analyze and assess the variables that influence bond prices. They use this proprietary approach, which combines economic data and technical factors, to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.  They purchase and sell securities in accordance with these principles to meet previously identified sector allocations, duration targets, and curve strategies for the fixed income allocation of the Fund.

As of January 31, 2019, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 6.7 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Debt Investments Risk:  The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase in magnitude as a bond’s maturity increases such that a longer-term bond will increase or decrease more significantly with a given change in interest rates than a shorter-term bond.  Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, LIBOR has come under pressure following manipulation allegations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financial services sector, and its performance is therefore affected by industry developments. Financial services companies may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High-Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time, and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index).  For additional information on these indices, please see “Descriptions of Indices” on page 69 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Equity and Income Fund was the investment successor to the AFBA 5Star Balanced Fund (the “AFBA Predecessor Balanced Fund”).  The performance information provided for periods on or prior to March 12, 2010, is historical information for the Advisor Class shares of the AFBA Predecessor Balanced Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects types of securities in which the Fund invests, the Blended Balanced Index (which consists of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY EQUITY AND INCOME FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 10.89% for the quarter ended September 30, 2009, and the lowest quarterly return was -7.92% for the quarter ended December 31, 2018.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.92%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
We use the Blended Balanced Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “returns before taxes” or “returns after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Hennessy Equity and Income Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.12%
Hennessy Equity and Income Fund | Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%
Hennessy Equity and Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Annual Return 2009	rr_AnnualReturn2009	18.43%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	10.61%
Annual Return 2012	rr_AnnualReturn2012	8.82%
Annual Return 2013	rr_AnnualReturn2013	15.03%
Annual Return 2014	rr_AnnualReturn2014	11.26%
Annual Return 2015	rr_AnnualReturn2015	(2.62%)
Annual Return 2016	rr_AnnualReturn2016	5.73%
Annual Return 2017	rr_AnnualReturn2017	13.51%
Annual Return 2018	rr_AnnualReturn2018	(4.33%)
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.55%
Hennessy Equity and Income Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.40%
Hennessy Equity and Income Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.86%
Hennessy Equity and Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Label	rr_AverageAnnualReturnLabel	Hennessy Equity and Income Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.87%

[1]	Acquired fund fees and expenses are not reflected in the Fund's financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.